Stock Options, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Stock Option Plans Activity)(Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefits And Share Based Compensation [Abstract]
January 1, 2015, Options Outstanding	7,791,107
Options granted, Options Outstanding	595,229	592,551	866,742
Options exercised, Options Outstanding	(664,196)
Options expired, Options Outstanding	(202,413)
December 31, 2015	7,519,727	7,791,107
Options exercisable, Options Outstanding	6,008,325
Options expected to vest, Options outstanding	1,511,402
January 1, 2015, Weighted Average Exercise Price	$ 17.18
Options granted, Weighted Average Exercise Price	11.68
Options exercised, weighted average exercise price	10.43
Options expired, Weighted Average Exercise Price	25.98
December 31, 2015, Weighted Average Exercise Price	17.11	$ 17.18
Options exercisable, Weighted Average Exercise Price	18.46
Options expected to vest, Weighted Average Exercise Price	$ 11.73
December 31, 2015, Weighted Average Remaining Contractual Term (Years)	3 years 4 months
Options exercisable, Weighted Average Remaining Contractual Term (years)	3 years
Options expected to vest, Weighted Average Remaining Contractual Term (years)	4 years 9 months
December 31, 2015, Aggregate Intrinsic Value (thousands)	$ 14,939
Options exercisable, Aggregate Intrinsic Value (thousands)	10,728
Options expected to vest, Aggregate Intrinsic Value (thousands)	$ 4,212